Deferred Income Taxes - Schedule of Components of Net Deferred Tax Liability (Details) - Consumer CLEC Business - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Liability [Line Items]
Customer list intangible assets	$ (5,111)	$ (5,523)	$ (7,296)
Bad debt reserve	36	40	56
Deferred income taxes, net	(5,075)	(5,483)	(7,240)
Deferred tax assets	36	40	56
Deferred tax liabilities	$ (5,111)	$ (5,523)	$ (7,296)